Note 8 - Income Taxes	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.
  Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2020	2019
	(In thousands)
Current:
Federal	$(1,912)	$(283)
State	1,187	93
Total	(725)	(190)

Deferred:
Federal	$14,251	$1,220
State	1,278	(310)
Total	15,529	910
Total income taxes (1)	$14,804	$720

(
1
) Income tax expense (benefit) included in the financial statements is comprised of
$14.4
million and $(
12.8
) million from continuing operations and
$0.4
million and
$13.5
million from discontinued operations in
2020
and
2019,
respectively.

A reconciliation for continuing operations of the expected U.S. statutory rate to the effective rate follows:

	2020	2019
Computed (expected tax rate)	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.6	3.2
State tax credits	(0.8)	0.7
Federal credits	(0.8)	1.0
Addition to uncertain tax positions	0.3	1.0
Other permanent differences not deductible	0.2	(0.2)
Change in valuation allowance	0.7	(0.2)
Tax law change	(2.8)	-
Other	0.6	(0.6)
Effective income tax rate	22.0%	25.9%

The effective tax rate was
22.0%
in
2020
and
25.9%
in
2019.
The decrease of
3.9
percentage points in the effective tax rate for the year is primarily the result of two
items. The changes in tax law from the CARES Act and the retroactive extension of the alternative fuel tax credit resulted in a
2.8
percentage point decrease. The creation of federal tax credits resulted in a
1.8
percentage point decrease. The amounts of federal credits are similar to the prior year but they have an opposite effect on the effective tax rate due to the company having income in
2020
and a loss in
2019.

On
December 20, 2019
PL
116
-
94
was enacted. This PL retroactively extended the Alternative Fuel Credit from the previous expiration date of
December 31, 2017
to
December 31, 2020.
As a result, the Company qualified to take the alternative fuel tax credit from
January 1, 2018
to
March 31, 2019
in
2020.
This resulted in a benefit of
$0.13
million in
2020.

On
March 27, 2020
the Coronavirus Aid, Relief, and Economic Security (CARES) Act was enacted. The act allows companies to carryback certain net operating losses (NOL) and it changed how the business interest expense limitation is calculated allowing companies to decrease their limit. As a result, the Company was able to carryback NOLs recorded on their financial statement at a
21%
tax rate to the
2015
tax year when the tax rate is
35%.
This resulted in a benefit of
$1.7
million in
2020.

The following is a summary of the significant components of the Company's deferred income tax assets and liabilities as of
March 31:

	2020	2019
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,581	$5,124
Inventory valuation	163	-
Restructuring reserve	220	1,071
Employee benefits	2,219	2,030
Insurance	616	312
Other comprehensive loss	26,562	6,250
Interest	24	12
Future federal tax credits	-	654
Prepaid revenue	565	528
Other	186	298
Net operating loss and other tax attribute carryovers	2,233	5,628
Total assets	38,369	21,907
Deferred income tax liabilities:
Property basis and depreciation difference	12,664	13,049
Inventory valuation	-	534
Intangibles	208	286
Income from equity investment	1,239	-
Right of use assets	4,373	-
Pension	7,540	1,633
Total liabilities	26,024	15,502
Valuation allowance - non-current	4,473	3,988
Net deferred income tax asset	$7,872	$2,417

Net non-current deferred income tax assets of
$7.9
million as of
March
31,
2020
and net non-current deferred income tax assets of
$2.4
million as of
March
31,
2019
are recognized in the Consolidated Balance Sheets.

The Company has State tax credit carryforwards amounting to
$1.5
million (California, net of Federal impact),
$1.9
million (New York, net of Federal impact), and
$2.2
 million (Wisconsin, net of Federal impact), which are available to reduce future taxes payable in each respective state through
2034
(Wisconsin), through
2034
(New York), and through
2028
(California). The Company has performed the required assessment regarding the realization of deferred tax assets and at
March
31,
2020,
the Company has recorded a valuation allowance amounting to
$4.5
million, which relates primarily to tax credit carryforwards which management has concluded it is more likely than not
they will
not
be realized in the ordinary course of operations. Although realization is not
assured, management has concluded that it is more likely than not
that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized in the ordinary course of operations. The amount of net deferred tax assets considered realizable, however, could be reduced if actual future income or income taxes rates are lower than estimated or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company classifies the liability for uncertain tax positions in other accrued expenses or other long-term liabilities depending on their expected settlement. The change in the liability for the years ended
March
31,
2020
and
2019
consists of the following:

	2020	2019
	(In thousands)
Beginning balance	$396	$855

Tax positions related to current year:
Additions	1,123	26

Tax positions related to prior years:
Additions	569	-
Reductions	(16)	(2)
Lapses in statues of limitations	(7)	(483)
Balance as of March 31,	$2,065	$396

As of
March 31, 2020
and
2019
unrecognized tax benefits include
$1.6
million and
$0.0
million of tax positions that are highly certain but for which there is uncertainty about the timing. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of these positions would not
impact the annual effective tax rate but would accelerate the payment of cash to the tax authority to an earlier period.

The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense. During the years ended
March 31, 2020
and
2019,
the Company recognized approximately
$0.2
million increase and
$0.1
 million decrease, respectively, in interest and penalties. As of
March 31, 2020
and
2019,
the Company had approximately
$0.2
million and
$0.0
million of interest and penalties accrued, respectively, associated with unrecognized tax benefits.

Although management believes that an adequate position has been made for uncertain tax positions, there is the possibility that the ultimate resolution could have an adverse effect on the earnings of the Company. Conversely, if resolved favorably in the future, the related provisions would be reduced, thus having a positive impact on earnings. During
2020
the statute of limitations lapsed on
one
uncertain tax position. The lapse resulted in the position
no
longer being uncertain. As a result of the statute of limitations lapse and in accordance with its accounting policies, the Company recorded a decrease to the liability and a decrease to tax expense of
$0.0
million.

The federal income tax returns for years after
March 31, 2016
are subject to examination. The tax year ended
March 31, 2017
is currently under audit with the IRS.